Credit Facilities - Schedule of Credit Facilities (Details) - Line of Credit	12 Months Ended
	Dec. 31, 2020 USD ($) numbreOfAcres	Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Long-term line of credit, gross	$ 71,495,000	$ 35,995,000
Unamortized debt issuance costs	(1,175,132)	(1,004,854)
Credit facilities, net	$ 70,319,868	34,990,146
Berkadia Credit Facility | Secured Credit Facility
Line of Credit Facility [Line Items]
Rate	3.93%
Long-term line of credit, gross	$ 35,995,000	35,995,000
Berkadia Credit Facility | Secured Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Interest rate on note issued	1.50%
Berkadia Credit Facility | Secured Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Interest rate on note issued	1.75%
JP Morgan | Secured Credit Facility
Line of Credit Facility [Line Items]
Long-term line of credit, gross	$ 35,500,000	$ 0
Number of extensions | numbreOfAcres	2
Term of extension (in years)	1 year
Maximum borrowing capacity	$ 67,600,000
Potential additional financing	$ 125,000,000